Subsequent events	12 Months Ended
Dec. 31, 2018
Subsequent events
Subsequent events

20.   Subsequent events

On February 14, 2019, the Group announced the receipt of a Complete Response Letter (CRL) from the U.S. Food & Drug Administration (FDA) regarding the New Drug Application (NDA) for iclaprim for the treatment of acute bacterial skin and skin structure infections. The CRL states that the FDA cannot approve the NDA in its present form and indicates that additional data are needed to further evaluate the risk for liver toxicity before the NDA may be approved. The Group is evaluating and taking action on potential options to address the deficiencies.

On February 17, 2019, the Group announced it entered into an amendment agreement with its lender Hercules Capital, Inc. (Hercules) in relation to the Hercules Loan Agreement dated November 15, 2017.  Pursuant to the amendment, Motif BioSciences Inc. made an early repayment of $7 million and an additional repayment of $0.5 million on the earlier of 90 days, May 18, 2019, or receipt of funds from an equity raise of $2 million or greater. This additional repayment was remitted on April 1, 2019. The amendment provides for a three-month interest-only period on the remaining loan balance for the period from March 2019 to May 2019 and the waiver of any prepayment charges for the remaining term of the loan. On March 22, 2019, we entered into another amendment agreement that provided for one additional month of the interest only period for the month of June 2019. In addition, Hercules Capital, Inc. provided Motif BioSciences, Inc. a letter stating that the receipt and aging of invoices relating to a validation campaign of iclaprim mesylate from a third-party vendor are excluded from the determination of compliance with covenants under the Hercules Loan Agreement, as amended.

On March 20, 2019, the Group announced that FDA granted the Group’s Type A meeting request with FDA and is scheduled for May 3, 2019.

On March 25, 2019, the Group raised $3.3 million of net proceeds, after deducting $0.3 million of issuance costs, from a placement in the United Kingdom of 45,000,000 new ordinary shares at £0.06 per share.